SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash	[1]	$ 21,921,476	$ 15,120,483
Cash equivalents	[2]	1,994,380	997,466
Total		$ 23,915,856	$ 16,117,949

[1]	As of December 31, 2024, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $18,980,205 in bank accounts; 3) Cash of $2,841,071 in the securities investment accounts and the Coinbase account.
[2]	As of December 31, 2024, the Company’s cash equivalents were all certificates of deposits with a balance of $1,994,380 with a maturity date less than 3 months.